Inventory (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials and work in progress	$ 5,733,393	$ 7,052,333
Finished goods and merchandise goods	16,886,481	25,836,312
Inventory	$ 22,619,874	$ 32,888,645